Related party transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mr. Sizhen Wang
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	A director of the Group
Mr. Sizhen Wang | Bottom of range
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		0.00%
Mr. Sizhen Wang | Top of range
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.35%
Mr. Weiwu He
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	A director of the Group
Vcanbio Gene Technology Corp., Ltd.
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	An investor of the Group
Edigene (Beijing) Inc.
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	A director of this entity is also a director of the Company
Juventas Cell Therapy Ltd.
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Certain directors of this entity are also directors of the Group
Borrowings, interest rate	12.00%
TCRCure Biopharma (Beijing) Ltd.
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Certain directors of this entity are also directors of the Group
TCRCure Biopharma (Chongqing) Ltd.
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Certain directors of this entity are also directors of the Group
FHP Holdings Ltd.
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	An entity controlled by a director of the Company